ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the purchase price allocation in aggregate of individually insignificant business combinations that have been completed in 2019.

US$ MILLIONS
Cash	$24
Pre-existing interest in business(1)	30
Total Consideration	$54

(1)	Prior to the acquisition, Brookfield held an interest in two of the acquirees which were accounted for using the equity method.
Fair value of assets and liabilities acquired during the year to date (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$16
Accounts receivable and other	6
Intangible assets	422
Goodwill	15
Accounts payable and other liabilities	(21)
Non-recourse borrowings	(210)
Deferred income tax liabilities	(55)
Net assets acquired before non-controlling interest	173
Non-controlling interest(2)	(119)
Net assets acquired	$54

(1)
The fair values of certain acquired assets and liabilities have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of intangible assets, goodwill and provisions as at the date of acquisition.

(2)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$78
Total Consideration	$78

Fair value of assets and liabilities acquired as of January 4, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$2
Investment properties	211
Goodwill	68
Accounts payable and other liabilities	(9)
Net assets acquired before non-controlling interest	272
Non-controlling interest(2)	(194)
Net assets acquired	$78

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information in order to assess the fair value of investment properties, goodwill and deferred tax liabilities as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$118
Pre-existing interest of GN(1)	32
Total Consideration	$150

(1)
Brookfield Infrastructure acquired a 3% interest in GN in December 2017, which had a fair market value of $32 million as at the date of acquisition. No gain or loss resulted from the deemed disposition of this interest upon acquisition of control.

Fair value of assets and liabilities acquired as of June 1, 2018:

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	245
Property, plant and equipment	394
Intangible assets	253
Goodwill	621
Accounts payable and other liabilities	(165)
Deferred income tax liabilities	(143)
Non-recourse borrowings	(177)
Net assets acquired before non-controlling interest	1,064
Non-controlling interest(1)	(914)
Net assets acquired	$150

(1)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$315
Total Consideration	$315

Fair value of assets and liabilities acquired as of December 31, 2018:

US$ MILLIONS
Accounts receivable and other	$4
Property, plant and equipment	408
Intangible assets	232
Goodwill(2)	486
Accounts payable and other liabilities	(27)
Net assets acquired before non-controlling interest	1,103
Non-controlling interest(1)	(788)
Net assets acquired	$315

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

(2)	Adjustments to the purchase price allocation of property, plant and equipment, intangible assets and other liabilities resulted in a $23 million increase to goodwill.
Consideration transferred

US$ MILLIONS
Cash	$377
Total Consideration	$377

Fair value of assets and liabilities acquired as of December 31, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$5
Property, plant and equipment	1,198
Intangible assets	74
Goodwill	218
Deferred income tax assets	41
Accounts payable and other liabilities	(218)
Net assets acquired before non-controlling interest	1,318
Non-controlling interest(2)	(941)
Net assets acquired	$377

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily related to the fair value of property, plant and equipment, intangible assets and the resulting impact to goodwill as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$491
Exchange LP Units	232
Total Consideration	$723
Fair value of assets and liabilities acquired as of October 16, 2018:

US$ MILLIONS
Cash and cash equivalents	$24
Accounts receivable and other	187
Property, plant and equipment	669
Intangible assets(1)	1,863
Inventory	23
Goodwill	1,260
Accounts payable and other liabilities	(235)
Deferred income tax liabilities	(472)
Non-recourse borrowings	(877)
Net assets acquired before non-controlling interest	2,442
Non-controlling interest(2)	(1,719)
Net assets acquired	$723

(1)	Refer to Note 15 Intangible Assets for details.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$3
Contingent consideration	2
Total Consideration	$5

Fair value of assets and liabilities acquired as of November 5, 2018:

US$ MILLIONS
Accounts receivable and other	$3
Intangible assets	226
Accounts payable and other liabilities	(60)
Non-recourse borrowings	(151)
Net assets acquired before non-controlling interest	18
Non-controlling interest(1)	(13)
Net assets acquired	$5

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

Consideration transferred

US$ MILLIONS
Cash	$602
Total Consideration	$602

Fair value of assets and liabilities acquired as of December 30, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	509
Assets classified as held for sale(2)	1,584
Property, plant and equipment	5,283
Intangible assets(3)	1,992
Investment in associate	48
Goodwill	2,042
Accounts payable and other liabilities	(612)
Non-recourse borrowings	(1,567)
Liabilities directly associated with assets classified as held for sale(2)	(893)
Other liabilities	(566)
Deferred income tax liabilities	(1,111)
Net assets acquired before non-controlling interest	6,776
Non-controlling interest(4)	(6,174)
Net assets acquired	$602

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and other tax matters, provisions and the resulting impact to goodwill as at the date of the acquisition.

(2)
Brookfield Infrastructure agreed to sell the Australian operations of G&W. As a result, the assets and liabilities of these businesses have been classified as held for sale as at December 31, 2019. The sale was completed subsequent to year-end. Refer to Note 6 Assets and Liabilities Classified as Held for Sale.

(3)	Refer to Note 15 Intangible Assets for details.

(4)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$559
Total Consideration	$559

Fair value of assets and liabilities acquired as of October 1, 2018:

US$ MILLIONS
Cash and cash equivalents	$10
Accounts receivable and other	55
Property, plant and equipment	1,442
Intangible assets	157
Goodwill	524
Accounts payable and other liabilities	(46)
Deferred income tax liabilities	(186)
Net assets acquired before non-controlling interest	1,956
Non-controlling interest(1)	(1,397)
Net assets acquired	$559

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$53
Total Consideration	$53

Fair value of assets and liabilities acquired as of September 7, 2018:

US$ MILLIONS
Cash and cash equivalents	$1
Accounts receivable and other	33
Intangible assets	488
Goodwill	23
Accounts payable and other liabilities	(61)
Deferred income tax liabilities	(23)
Non-recourse borrowings	(279)
Net assets acquired before non-controlling interest	182
Non-controlling interest(1)	(129)
Net assets acquired	$53

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

(2)	Adjustments to the purchase price allocation of deferred income tax liabilities resulted in a $14 million reduction to goodwill.
Consideration transferred

US$ MILLIONS
Cash	$73
Deferred consideration	68
Total Consideration	$141

Fair value of assets and liabilities acquired as of December 19, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$9
Accounts receivable and other	18
Property, plant and equipment	95
Intangible assets(2)	465
Goodwill	301
Accounts payable and other liabilities	(53)
Non-recourse borrowings	(195)
Deferred income tax liability	(76)
Net assets acquired before non-controlling interest	564
Non-controlling interest(3)	(423)
Net assets acquired	$141

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, non-recourse borrowings, deferred income taxes and other tax matters, and the resulting impact to goodwill as at the date of the acquisition.

(2)	Refer to Note 15 Intangible Assets for details.

(3)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$443
Total Consideration	$443

Fair value of assets and liabilities acquired as of March 22, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$94
Property, plant and equipment	2,134
Intangible assets	295
Accounts payable and other liabilities	(66)
Net assets acquired before non-controlling interest	2,457
Non-controlling interest(2)	(2,014)
Net assets acquired	$443

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets and the resulting impact to goodwill as at the date of the acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.